Non-trading Securities (Tables)	6 Months Ended
Sep. 30, 2012
Non-trading securities reconciliation

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equity securities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

	Millions of yen
	September 30, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥94,322	¥469	¥904	¥93,887
Other debt securities	50,469	444	466	50,447
Equity securities	42,836	1,858	1,094	43,600

Total	¥187,627	¥2,771	¥2,464	¥187,934

Residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥144,334	¥8,077	¥56,019	¥63,612	¥16,626

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥14,954	¥164	¥—	¥—	¥14,954	¥164
Other debt securities	5,920	182	—	—	5,920	182
Equity securities	21,049	2,069	—	—	21,049	2,069

Total	¥41,923	¥2,415	¥—	¥—	¥41,923	¥2,415

	Millions of yen
	September 30, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥50,233	¥568	¥3,771	¥336	¥54,004	¥904
Other debt securities	20,684	426	2,025	40	22,709	466
Equity securities	12,396	1,094	—	—	12,396	1,094

Total	¥83,313	¥2,088	¥5,796	¥376	¥89,109	¥2,464